TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus,

Summary Prospectuses and Statement of Additional Information, as supplemented

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Transamerica PIMCO Tactical – Balanced VP

Transamerica PIMCO Tactical – Conservative VP

Transamerica PIMCO Tactical – Growth VP

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Effective immediately, the following replaces the corresponding information in the Prospectus and Summary Prospectuses for each of Transamerica PIMCO Tactical – Balanced VP, Transamerica PIMCO Tactical – Conservative VP, Transamerica PIMCO Tactical – Growth VP under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: Pacific Investment Management Company LLC

Portfolio Managers:
Michael Cudzil	Portfolio Manager	since July 2018
Mohit Mittal	Portfolio Manager	since October 2018
Graham A. Rennison	Portfolio Manager	since December 2015
Paul-James (“PJ”) White	Portfolio Manager	since February 2022

Effective immediately, the following replaces the information in the Prospectus for each of Transamerica PIMCO Tactical – Balanced VP, Transamerica PIMCO Tactical – Conservative VP, Transamerica PIMCO Tactical – Growth VP under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Michael Cudzil	Pacific Investment Management Company LLC	Fixed income portfolio manager of the portfolio since 2018; Employee of Pacific Investment Management Company LLC since 2012; Managing Director

Mohit Mittal	Pacific Investment Management Company LLC	Fixed income portfolio manager of the portfolio since 2018; Employee of Pacific Investment Management Company LLC since 2007; Managing Director; member of the Americas portfolio committee

Graham A. Rennison	Pacific Investment Management Company LLC	Equity and quantitative strategy portfolio manager of the portfolio since 2015; Employee of Pacific Investment Management Company LLC since 2011; Executive Vice President

Paul-James (“PJ”) White	Pacific Investment Management Company LLC	Equity and quantitative strategy portfolio manager of the portfolio since 2022; Employee of Pacific Investment Management Company LLC since 2021; Executive Vice President; prior to 2021, portfolio manager at Man AHL from 2014 - 2021

Effective immediately, the following replaces the corresponding information in the Statement of Additional Information for each of Transamerica PIMCO Tactical – Balanced VP, Transamerica PIMCO Tactical – Conservative VP, Transamerica PIMCO Tactical – Growth VP under the section in Appendix B entitled “Portfolio Managers – Pacific Investment Management Company LLC (“PIMCO”)”:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Michael Cudzil	16	$17.31 billion	4	$5.99 billion	66	$45.89 billion
Mohit Mittal	29	$131.1 billion	22	$38.44 billion	146	$100.7 billion
Graham A. Rennison	21	$13.1 billion	1	$62.7 million	2	$718.5 million
Paul-James (“PJ”) White*	0	$0	0	$0	0	$0
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Michael Cudzil	0	$0	2	$5.88 billion	5	$1.38 billion
Mohit Mittal	0	$0	2	$2.46 billion	0	$0
Graham A. Rennison	0	$0	0	$0	0	$0
Paul-James (“PJ”) White*	0	$0	0	$0	0	$0

*	As of December 31, 2021

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Investors Should Retain this Supplement for Future Reference

March 9, 2022